Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks, including reserve requirements of $9,625 and $8,492	$ 32,617	$ 22,532
Interest bearing deposits	16,226	6,704
Cash and cash equivalents	48,843	29,236
Investment securities available for sale	297,823	321,388
Other investments	5,599	5,712
Total securities	303,422	327,100
Mortgage loans held for sale	6,922	5,146
Loans	619,974	670,497
Less allowance for loan losses	(14,423)	(16,604)
Net loans	605,551	653,893
Premises and equipment, net	15,874	16,896
Cash surrender value of life insurance	13,273	12,835
Other real estate	6,254	7,576
Accrued interest receivable and other assets	13,377	14,381
Total assets	1,013,516	1,067,063
Deposits:
Non-interest bearing demand	161,582	136,878
NOW, MMDA & savings	371,719	366,133
Time, $100,000 or more	134,733	193,045
Other time	113,491	131,055
Total deposits	781,525	827,111
Securities sold under agreements to repurchase	34,578	39,600
FHLB borrowings	70,000	70,000
Junior subordinated debentures	20,619	20,619
Accrued interest payable and other liabilities	9,047	6,706
Total liabilities	915,769	964,036
Commitments
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; issued and outstanding 12,524 shares in 2012 and 25,054 shares in 2011	12,524	24,758
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,613,495 shares in 2012 and 5,544,160 shares in 2011	48,133	48,298
Retained earnings	31,478	26,895
Accumulated other comprehensive income	5,612	3,076
Total shareholders' equity	97,747	103,027
Total liabilities and shareholders' equity	$ 1,013,516	$ 1,067,063